BUSINESS ACQUISITIONS AND DISPOSALS (Details) (RUB) In Millions, unless otherwise specified	1 Months Ended
	Dec. 31, 2013 MGTS-Nedvizhimost sqft item	May 31, 2012 Stream
Disposal
Ownership interest sold (as a percent)	51.00%
Contribution by Sistema	3,200.0	496.1
Number of real estate sites	76
Number of real estate facilities	44
Area of real estate	178,000
Ownership stake of Sistema (as a percent)		55.00%
Ownership before deconsolidation (as a percent)		100.00%
Ownership after deconsolidation (as a percent)	49.00%	45.00%